SCOPE OF CONSOLIDATION - Investment in Associates and Joint Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Basis Of Consolidation [Abstract]
Joint ventures	$ 4,908	$ 6,184
Associates	4,170	3,895
Individually immaterial joint ventures and associates	1,315	1,341
Total	$ 10,393	$ 11,420
Threshold aggregate of individually immaterial joint ventures and associates (in percent)	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 150	$ 150